Provisions - Schedule of funding status of the defined benefit obligations, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other foreign subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	€ 7,578	€ 8,018	€ 8,434
Charge to the participants	107	106	112
Fair value of plan assets	7,321	7,167	7,182
Provisions - Provisions for pensions	150	745	1,140
Internal provisions for pensions	1,166	1,478	1,694
Net assets for pensions	(122)	(64)	(83)
Unrecognised net assets for pensions	(894)	€ (669)	€ (471)
Brazil
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	5,185
Charge to the participants	107
Fair value of plan assets	5,710
Provisions - Provisions for pensions	(632)
Internal provisions for pensions	314
Net assets for pensions	(52)
Unrecognised net assets for pensions	€ (894)